Membership Interests (Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified						9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2014 Cash Flow Hedges - Interest Rate Swap [Member]	Sep. 30, 2013 Cash Flow Hedges - Interest Rate Swap [Member]	Dec. 31, 2013 Cash Flow Hedges - Interest Rate Swap [Member]	Sep. 30, 2014 Defined Benefit Pension and OPEB Plans [Member]	Sep. 30, 2013 Defined Benefit Pension and OPEB Plans [Member]	Dec. 31, 2013 Defined Benefit Pension and OPEB Plans [Member]	Sep. 30, 2014 Accumulated Other Comprehensive Income (Loss) [Member]	Sep. 30, 2013 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of period	$ (47)	$ (48)	$ (31)	$ (31)	$ (2)	$ (26)	$ (28)	$ (28)	$ (22)	$ (3)	$ (3)	$ (48)	$ (31)	$ (31)
Defined benefit pension plans (net of tax)									(1)	(1)	(19)	(1)	(1)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges						2	3	2				2	3	2
Balance at end of period	$ (47)	$ (48)	$ (31)	$ (31)	$ (2)	$ (24)	$ (25)	$ (26)	$ (23)	$ (4)	$ (22)	$ (47)	$ (29)	$ (48)